PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2020	19	366	1,451	203	17	2,056
Additions	—	9	36	66	1	112
Disposals	—	—	(2)	—	—	(2)
Depreciation and impairment	—	(14)	(108)	(5)	(5)	(132)
Transfer during the year	2	18	52	(74)	2	—
Effects of changes in foreign exchange rates	—	(1)	—	(2)	—	(3)
Net balance at June 30, 2020	21	378	1,429	188	15	2,031
Cost	37	552	2,488	198	47	3,322
Less accumulated depreciation and impairment	(16)	(174)	(1,059)	(10)	(32)	(1,291)
Net balance at June 30, 2020	21	378	1,429	188	15	2,031

Schedule of Right of Use Assets Included in Property, Plant and Equipment
Right of use have been included within the same line item as that within which the corresponding underlying assets would be presented if they were owned.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2020	116	71	3	190
Additions	9	10	1	20
Disposals	(1)	—	—	(1)
Depreciation	(6)	(11)	(1)	(18)
Effects of changes in foreign exchange rates	—	(1)	—	(1)
Net balance at June 30, 2020	118	69	3	190
Cost	142	121	5	268
Less accumulated depreciation and impairment	(24)	(52)	(2)	(78)
Net balance at June 30, 2020	118	69	3	190